Credit Risk - Summary of Reconciliation of Exposures, ECL and Net Carrying Amounts (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	£ 322,745	£ 310,155
Impairment loss allowances	1,303	785
Provisions	464	572
Assets classified at FVTPL	195	374
Total assets	292,332	281,702	£ 283,372
Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	279,585	268,560
Impairment loss allowances	1,302	785
On-balance sheet net carrying amount	278,283	267,775
Other items	3,111	2,986
Adjusted net carrying amount	281,394	270,761
Assets classified at FVTPL	3,614	3,702
Non-financial assets	7,324	7,239
Total assets	292,332	281,702
Drawn exposures | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	183,404	178,762
Impairment loss allowances	668	522
On-balance sheet net carrying amount	182,736	178,240
Drawn exposures | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	166,730	165,356
Impairment loss allowances	277	214
On-balance sheet net carrying amount	166,453	165,142
Drawn exposures | Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Exposure	17,626	18,391
Impairment loss allowances	577	247
On-balance sheet net carrying amount	17,049	18,144
Drawn exposures | Corporate and investment banking
Disclosure of credit risk exposure [line items]
Exposure	2,785	4,041
Impairment loss allowances	22	14
On-balance sheet net carrying amount	2,763	4,027
Drawn exposures | Corporate centre
Disclosure of credit risk exposure [line items]
Exposure	75,770	67,366
Impairment loss allowances	35	2
On-balance sheet net carrying amount	75,735	67,364
Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	43,160	41,595
Provisions	75	78
Off-Balance Sheet Exposures | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	26,847	26,018
Provisions	38	27
Off-Balance Sheet Exposures | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	13,276	13,432
Provisions	3	4
Off-Balance Sheet Exposures | Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Exposure	6,877	5,727
Provisions	26	15
Off-Balance Sheet Exposures | Corporate and investment banking
Disclosure of credit risk exposure [line items]
Exposure	8,861	9,343
Provisions	11	36
Off-Balance Sheet Exposures | Corporate centre
Disclosure of credit risk exposure [line items]
Exposure	575	507
Provisions	£ 0	£ 0